Rotable spare parts, furniture and equipment, net	12 Months Ended
Dec. 31, 2020
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net

12.  Rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December		At December		At December		At December		At December		At December
	31, 2020		31, 2019		31, 2020		31, 2019		31, 2020		31, 2019
Leasehold improvements to flight equipment	Ps.	5,092,049	Ps.	4,220,672	Ps.	(3,354,166)	Ps.	(2,679,884)	Ps.	1,737,883	Ps.	1,540,788
Pre-delivery payments*		4,920,126		4,507,770		—		—		4,920,126		4,507,770
Flight equipment		1,689,473		1,287,102		(1,223,560)		(553,852)		465,913		733,250
Construction and improvements in process		53,545		474,240		—		—		53,545		474,240
Constructions and improvements		175,407		172,460		(148,391)		(131,510)		27,016		40,950
Computer equipment		49,945		47,566		(42,126)		(34,495)		7,819		13,071
Workshop tools		27,727		26,875		(24,398)		(22,023)		3,329		4,852
Electric power equipment		20,448		20,412		(12,773)		(11,400)		7,675		9,012
Communications equipment		14,803		14,099		(9,038)		(8,322)		5,765		5,777
Workshop machinery and equipment		20,574		16,301		(7,641)		(6,092)		12,933		10,209
Motorized transport equipment platform		15,247		15,026		(7,924)		(5,392)		7,323		9,634
Service carts on board		9,216		7,675		(6,112)		(5,554)		3,104		2,121
Office furniture and equipment		67,035		70,709		(35,309)		(34,049)		31,726		36,660
Allowance for obsolescence		(3,000)		(3,000)		—		—		(3,000)		(3,000)
Total	Ps.	12,152,595	Ps.	10,877,907	Ps.	(4,871,438)	Ps.	(3,492,573)	Ps.	7,281,157	Ps.	7,385,334

* During the years ended December 31, 2020, 2019 and 2018, the Company capitalized borrowing costs of Ps.384,038, Ps.456,313 and Ps.357,920, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of Ps.401,862, Ps.328,571 and Ps.242,678, respectively.

													Motorized				Workshop
			Constructions										transport				machinery		Service						Construction and		Leasehold
	Flight		and		Computer		Office furniture		Electric power		Workshop		equipment		Communications		and		carts on		Allowance for		Pre-delivery		improvements		improvements to
	equipment		improvements		equipment		and equipment		equipment		Tools		platform		equipment		equipment		board		obsolescence		payments		in process		flight equipment		Total
Net book amount as of December 31, 2018	Ps.	664,322	Ps.	15,235	Ps.	16,547	Ps.	38,306	Ps.	5,122	Ps.	3,369	Ps.	446	Ps.	4,911	Ps.	4,481	Ps.	126	Ps.	—	Ps.	3,672,090	Ps.	142,738	Ps.	1,214,589	Ps.	5,782,282
Additions		692,186		5,596		1,730		1,461		2,487		3,137		—		355		4,278		2,273		(3,000)		1,412,790		525,556		661,954		3,310,803
Disposals and transfers		(538,370)		—		(131)		(10)		—		—		—		(2)		(35)		—		—		(704,852)		(3,957)		—		(1,247,357)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		127,742		—		—		127,742
Other movements		—		34,840		1,999		2,757		2,487		284		9,529		1,446		2,529		—		—		—		(190,097)		133,939		(287)
Depreciation		(84,888)		(14,721)		(7,074)		(5,854)		(1,084)		(1,938)		(341)		(933)		(1,044)		(278)		—		—		—		(469,694)		(587,849)
As of December 31, 2019		733,250		40,950		13,071		36,660		9,012		4,852		9,634		5,777		10,209		2,121		(3,000)		4,507,770		474,240		1,540,788		7,385,334
Cost		1,287,102		172,460		47,566		70,709		20,412		26,875		15,026		14,099		16,301		7,675		(3,000)		4,507,770		474,240		4,220,672		10,877,907
Accumulated depreciation		(553,852)		(131,510)		(34,495)		(34,049)		(11,400)		(22,023)		(5,392)		(8,322)		(6,092)		(5,554)		—		—		—		(2,679,884)		(3,492,573)
Net book amount as of December 31, 2019		733,250		40,950		13,071		36,660		9,012		4,852		9,634		5,777		10,209		2,121		(3,000)		4,507,770		474,240		1,540,788		7,385,334
Additions		668,376		128		1,648		733		—		851		—		—		—		1,541		—		2,185,902		176,607		646,219		3,682,005
Disposals and transfers		(861,761)		—		—		—		—		—		—		—		—		—		—		(1,755,724)		(354,146)		—		(2,971,631)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		(17,822)		—		—		(17,822)
Other movements		—		2,317		713		101		36		—		222		1,083		4,273		—		—		—		(243,156)		235,509		1,098
Depreciation		(73,952)		(16,379)		(7,613)		(5,768)		(1,373)		(2,374)		(2,533)		(1,095)		(1,549)		(558)		—		—		—		(684,633)		(797,827)
As of December 31, 2020		465,913		27,016		7,819		31,726		7,675		3,329		7,323		5,765		12,933		3,104		(3,000)		4,920,126		53,545		1,737,883		7,281,157
Cost		1,689,473		175,407		49,945		67,035		20,448		27,727		15,247		14,803		20,574		9,216		(3,000)		4,920,126		53,545		5,092,049		12,152,595
Accumulated depreciation		(1,223,560)		(148,391)		(42,126)		(35,309)		(12,773)		(24,398)		(7,924)		(9,038)		(7,641)		(6,112)		—		—		—		(3,354,166)		(4,871,438)
Net book amount as of December 31, 2020	Ps.	465,913	Ps.	27,016	Ps.	7,819	Ps.	31,726	Ps.	7,675	Ps.	3,329	Ps.	7,323	Ps.	5,765	Ps.	12,933	Ps.	3,104	Ps.	(3,000)	Ps.	4,920,126	Ps.	53,545	Ps.	1,737,883	Ps.	7,281,157

a)  Depreciation expense for the years ended December 31, 2020, 2019 and 2018, was Ps.797,827, Ps.587,849 and Ps.427,756, respectively. Depreciation charges for the year are recognized as a component of operating expenses in the consolidated statements of operations.

b)  In October 2005 and December 2006, the Company entered into purchase agreements with Airbus and International Aero Engines AG (“IAE”) for the purchase of aircraft and engines, respectively. Under such agreements and prior to the delivery of each aircraft and engine, the Company agreed to make pre-delivery payments, which were calculated based on the reference price of each aircraft and engine, and following a formula established for such purpose in the agreements.

In 2011, the Company amended the agreement with Airbus for the purchase of 44 A320 family aircraft to be delivered from 2015 to 2020. The new order includes 14 A320CEO (“Current Engine Option Aircraft”) and 30 A320NEO. Additionally, during December 2017, the Company amended the agreement with Airbus for the purchase of 80 A320 family aircraft to be delivered from 2022 to 2026. The new order includes 46 A320NEO and 34 A321NEO. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

In November 2018, the Company amended the agreement with Airbus to reschedule the remaining 26 fleet deliveries between 2019 and 2022. Also, in this amendment Volaris used its rights on the Airbus Purchase Agreement to convert six A320NEO into A321NEO. In July 2020, we amended the agreement with Airbus to reschedule the 80 aircraft deliveries between 2023 and 2028. In October 2020, we amended the agreement with Airbus to reschedule the remaining 18 fleet deliveries between 2020 and 2022.

On August 16, 2013, the Company entered into certain agreements with IAE and United Technologies Corporation Pratt & Whitney Division (“P&W”), which included the purchase of the engines for 14 A320CEO and 30 A320NEO respectively, to be delivered between 2014 and 2022. This agreement also included the purchase of one spare engine for the A320CEO fleet (which was received during the fourth quarter of 2016) and six spare engines for the A320NEO fleet to be received from 2017 to 2022. In November 2015, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of sixteen aircrafts (10 A320NEO and 6 A321NEO). This agreement also includes the purchase of three spare engines, two of them for the A320NEO fleet, and one for the A321NEO fleet.

The Company received credit notes from P&W in December 2017 of Ps.58,530 (US$3.06 million), which are being amortized on a straight-line basis, prospectively during the term of the agreement. As of December 31, 2020, and 2019, the Company amortized a corresponding benefit from these credit notes of Ps.4,878 and Ps.4,878, respectively, which is recognized as an offset to maintenance expenses in the consolidated statements of operations.

During the years ended December 31, 2020 and 2019, the amounts paid for aircraft and spare engine pre-delivery payments were of Ps.2,185,902 (US$102.7 million) and Ps.1,412,790 (US$75.0 million),  respectively.

The current purchase agreement with Airbus requires the Company to accept delivery of 96 Airbus A320 family aircraft during the following eight years (from January 2021 to October 2028). The agreement provides for the addition of 96 Aircraft to its fleet as follows: four in 2021, twelve in 2022, three in 2023, thirteen in 2024, fifteen in 2025, twenty-five in 2026,  eleven in 2027 and thirteen in 2028.

Commitments to acquisitions of property and equipment are disclosed in Note 23.

During the years ended December 31, 2020, 2019 and 2018 the Company entered into aircraft and spare engines sale and leaseback transactions, resulting in a gain of Ps.710,522, Ps.284,759 and Ps.609,168, respectively, that was recorded under the caption other operating income in the consolidated statement of operations, only the amount of gains that relates to the rights transferred to the buyer-lessor. The rest of the gains are amortized under the lease term (Note 20).

d)  During December 2017, the Company entered into an updated total support agreement with Lufthansa for 66 months, with an effective date on July 1, 2018. This agreement includes similar terms and conditions as the original agreement.

As part of this agreement, the Company received credit notes of Ps.28,110 (US$1.5 million), which are being amortized on a straight-line basis, prospectively during the term of the agreement. As of December 31, 2020,  2019 and 2018, the Company amortized a corresponding benefit from these credit notes of Ps.5,230 , Ps.5,230 and Ps.7,191, respectively, recognized as an offset to maintenance expenses in the consolidated statements of operations.

e)  On September 5, 2019, the Company acquired one previously leased A319 aircraft from the lessor, which was accounted for a cost for a total amount of Ps.392,076 (US$19,600). This transaction did not generate any gain or loses in our consolidated statements of operations.

The Company identified the major components as separate parts at their respective cost. These major components of the aircraft are presented as part of the aircraft and depreciated over their useful life.

During the month of December 2019, the Company sold the recently acquired aircraft engines in a sale and lease back transaction. As of December 31, 2020, the carry amount of the remaining owned aircraft and the depreciation was Ps.52,984 and Ps.5,946, respectively. As of December 31, 2019, the carry amount of the remaining owned aircraft and the depreciation was Ps.54,771 and Ps.1,787, respectively.